GENERAL AND ADMINISTRATIVE EXPENSES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Salaries And Benefits	$ 321	$ 326	$ 1,123	$ 1,068
Office And Miscellaneous	261	92	855	333
Management And Consulting Fees	110	124	345	411
Investor Relations	84	28	234	183
Travel And Promotion	29	10	75	29
Professional Fees	89	103	501	343
Directors Fees	30	43	116	133
Regulatory And Compliance Fees	36	55	116	133
Depreciation	37	34	104	93
General And Administrative Expenses	$ 997	$ 815	$ 3,469	$ 2,726